Financial Instruments and Fair Value Disclosures (Details) - $5.0 Million Term Loan Facility [Member] $ in Millions	Jun. 30, 2021 USD ($)
Long-term debt [Abstract]
Face amount	$ 5.0
Thalassa [Member]
Long-term debt [Abstract]
Face amount	$ 5.0